S-K 1603(b) Conflicts of Interest	Jul. 08, 2026
Spac Sponsor Conflict Of Interest Line Items
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our directors and officers presently and in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity. In addition, our CEO and President, Molly Huang, has indirect interests in our Sponsor A and own membership interests of our Sponsor A. The remaining membership interests are held by third party investors that are not affiliated with members of our management.Our amended and restated articles of incorporation will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. The purpose for the surrender of corporate opportunities is to allow officers, directors or other representatives with multiple business affiliations to continue to serve as an officer of our company or on our board of directors. Our directors and officers may from time to time be presented with opportunities that could benefit both another business affiliation and us. In the absence of the “corporate opportunity” waiver in our charter, certain candidates would not be able to serve as an officer or director. We believe we substantially benefit from having representatives who bring significant, relevant and valuable experience to our management, and, as a result, the inclusion of the “corporate opportunity” waiver in our amended and restated articles of incorporation will provide us with greater flexibility to attract and retain the directors and officers that we feel are the best candidates. However, based on the existing relationships of our insiders, their level of financial investment in us and the potential loss of such investment if no business combination is consummated, the fact that we may consummate a business combination with a target in a broad range of sectors, and that the type of transaction that we would target would be of a nature substantially different than what they would target, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination. Further, none of our management teams’ business affiliations are actively engaged in the business of acquiring a company.In addition, none of our insiders have sponsored or otherwise served in any role with any special purpose acquisition companies. As a result of the foregoing, we do not believe that any potential conflicts from our management team’s other business or investment ventures would materially affect our ability to complete our initial business combination.Our directors and officers presently and in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entities.In light of the involvement of our insiders with other entities, we may decide to acquire one or more businesses affiliated with our insiders. Such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such affiliated person(s) would have interests different from our public stockholders and would likely not receive any financial benefit unless we consummated such business combination. We are not prohibited from pursuing an initial business combination with a company that is affiliated with our insiders, or completing the business combination through a joint venture or other form of shared ownership with our insiders.Our directors also serve as officers and board members for other entities, including, without limitation, those described under “Management — Conflicts of Interest.” As discussed in this prospectus, our amended and restated articles of incorporation will contain a waiver of the corporate opportunity doctrine. Our directors and officers may from time to time be presented with opportunities that could benefit both another business affiliation and us. Such affiliated entities may compete with us for business combination opportunities. Our insiders are not currently aware of any specific opportunities for us to complete our initial business combination with any entities with which they are affiliated, and there have been no substantive discussions concerning a business combination with any such entity or entities. Although we will not be specifically focusing on, or targeting, any transaction with any affiliated entities, we would pursue such a transaction if we determined that such affiliated entity met our criteria for a business combination as set forth in “Proposed Business — Business Combination Criteria” and such transaction was approved by a majority of our independent and disinterested directors.Officers or directors and our independent directors will directly or indirectly own founder shares and/or private units following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The average nominal price of $0.0087 per share ($25,000 in aggregate) that our insiders (directly or indirectly) paid for the founder shares creates an incentive whereby our officers, and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public stockholders. If we are unable to complete our initial business combination within the combination window, the founder shares and private units may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our insiders to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public stockholders. Further, each of the officers or directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such person was included by a target business as a condition to any agreement with respect to our initial business combination.In the event our insiders provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.